Annual Total Returns (Bar Chart) (Invesco V.I. Core Equity Fund, Series II shares, Invesco V.I. Core Equity Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Core Equity Fund | Series II shares, Invesco V.I. Core Equity Fund
Annual Total Returns
'01	(23.03%)
'02	(15.79%)
'03	24.15%
'04	8.67%
'05	5.08%
'06	16.42%
'07	7.88%
'08	(30.32%)
'09	27.98%
'10	9.25%